Significant Accounting and Reporting Policies - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2011 Other Operating Assets USD ($)	Mar. 31, 2011 Other Operating Assets JPY (¥)	Mar. 31, 2010 Other Operating Assets JPY (¥)	Mar. 31, 2009 Other Operating Assets JPY (¥)	Mar. 31, 2011 Other Operating Assets Property, Plant and Equipment, Other Types Year	Mar. 31, 2011 Other Operating Assets Buildings Year	Mar. 31, 2011 Other Operating Assets Land improvement Year	Mar. 31, 2011 Office Facilities USD ($)	Mar. 31, 2011 Office Facilities JPY (¥)	Mar. 31, 2010 Office Facilities JPY (¥)	Mar. 31, 2009 Office Facilities JPY (¥)	Mar. 31, 2011 Office Facilities Buildings and fixtures Year	Mar. 31, 2011 Office Facilities Machinery and equipment Year	Mar. 31, 2011 Investment in operating leases Transportation equipment Year	Mar. 31, 2011 Investment in operating leases Measuring and information-related equipment Year	Mar. 31, 2011 Investment in operating leases Real Estate Year	Mar. 31, 2011 Investment in operating leases Property, Plant and Equipment, Other Types Year	Mar. 31, 2011 Adjustments for New Accounting Pronouncement Assets JPY (¥)	Mar. 31, 2011 Adjustments for New Accounting Pronouncement Liabilities JPY (¥)	Mar. 31, 2011 Adjustments for New Accounting Pronouncement Retained Earnings JPY (¥)
Significant Accounting Policies [Line Items]
A maximum lag period of recognizing the results of subsidiaries and affiliates	3M	3M
Revenues on direct financing leases and installment loans past due policy	The Company and its subsidiaries suspend accruing revenues on past-due installment loans and direct financing leases when principal or interest is past-due 90 days or more, or earlier, if management determines that their collections are doubtful based on factors such as individual debtors’ creditworthiness, historical loss experience, current delinquencies and delinquency trends.	The Company and its subsidiaries suspend accruing revenues on past-due installment loans and direct financing leases when principal or interest is past-due 90 days or more, or earlier, if management determines that their collections are doubtful based on factors such as individual debtors’ creditworthiness, historical loss experience, current delinquencies and delinquency trends.
Available-for-sale securities, recognition of losses related to equity securities policy	For available-for-sale securities, the Company and its subsidiaries generally recognize losses related to equity securities for which the fair value has been significantly below the acquisition cost (or current carrying value if an adjustment has been made in the past) for more than six months.	For available-for-sale securities, the Company and its subsidiaries generally recognize losses related to equity securities for which the fair value has been significantly below the acquisition cost (or current carrying value if an adjustment has been made in the past) for more than six months.
Increase in additional paid-in capital had such stock splits made prior to October 1, 2001	$ 297,000,000	¥ 24,674,000,000
Write-down of advance and/or progress payments for development of residential condominiums	118,000,000	9,844,000,000	7,115,000,000	10,911,000,000
Capitalized interest costs related to specific long-term development projects	44,000,000	3,646,000,000	2,810,000,000	2,766,000,000
Advertising expense	74,000,000	6,165,000,000	6,870,000,000	11,280,000,000
Estimated average useful lives																		8	4	33	7
Depreciation expenses					94,000,000	7,849,000,000	7,202,000,000	6,717,000,000				35,000,000	2,906,000,000	3,153,000,000	3,613,000,000
Accumulated depreciation					418,000,000	34,739,000,000	31,650,000,000					470,000,000	39,057,000,000	37,319,000,000
Estimated useful lives, maximum									20	50	60					62	20
Advance and/or progress payments for development of condominiums for sale	1,157,000,000	96,197,000,000	115,285,000,000
Finished goods	147,000,000	12,213,000,000	37,971,000,000
Translations of Japanese yen into U.S. dollars, prevailing exchange rate	83.15	83.15
Cumulative effect of adopting new accounting pronouncements																						¥ 1,147,000,000,000	¥ 1,169,000,000,000	¥ (22,000,000,000)